Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 671	$ 2,314
Receivables (Note 13)		3,542	3,342
Inventories (Note 14)		4,975	4,917
Prepaid expenses and other current assets		1,477	1,089
Current assets		10,665	11,662
Non-current assets
Property, plant and equipment (Note 15)		20,335	18,796
Goodwill (Note 16)		11,986	11,431
Other intangible assets (Note 16)		2,428	2,210
Investments (Note 17)		821	878
Other assets (Note 18)		564	525
TOTAL ASSETS		46,799	45,502
Current liabilities
Short-term debt (Note 19)		976	629
Current portion of long-term debt (Note 20)		502	995
Current portion of lease liabilities (Note 21)		214	8
Payables and accrued charges (Note 22)		7,437	6,703
Current liabilities		9,129	8,335
Non-current liabilities
Long-term debt		8,553	7,579
Lease liabilities (Note 21)		859	12
Deferred income tax liabilities (Note 9)		3,145	2,907
Pension and other post-retirement benefit liabilities (Note 23)		433	395
Asset retirement obligations and accrued environmental costs (Note 24)		1,650	1,673
Other non-current liabilities		161	176
TOTAL LIABILITIES		23,930	21,077
SHAREHOLDERS' EQUITY
Share capital (Note 25)		15,771	16,740
Contributed surplus		248	231
Accumulated other comprehensive loss		(251)	(291)
Retained earnings		7,101	7,745
TOTAL SHAREHOLDERS' EQUITY	[1]	22,869	24,425
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 46,799	$ 45,502

[1]	All equity transactions were attributable to common shareholders.